Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of financial assets [line items]
Balance at beginning of period	$ (9)	$ 8
Provision for credit losses
Purchases		2
Sales and maturities		(4)
Changes in risk, parameters and exposures	(2)	(1)
Balance at end of period	(11)	5
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	2	12
Provision for credit losses
Purchases		2
Sales and maturities		(4)
Changes in risk, parameters and exposures		(2)
Exchange rate and other		(1)
Balance at end of period	2	7
Performing Stage two [member]
Disclosure of financial assets [line items]
Balance at beginning of period	1
Provision for credit losses
Changes in risk, parameters and exposures		3
Balance at end of period	1	3
Impaired Stage three [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(12)	(4)
Provision for credit losses
Changes in risk, parameters and exposures	(2)	(2)
Exchange rate and other		1
Balance at end of period	$ (14)	$ (5)